Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
RMB [Member]
Schedule of Currency Exchange Rates that Were Used in Preparing the Consolidated Financial Statements [Line Items]
Foreign currency exchange rates	7.1586	7.1884
USD [Member]
Schedule of Currency Exchange Rates that Were Used in Preparing the Consolidated Financial Statements [Line Items]
Foreign currency exchange rates	7.1839		7.1051